Organization and Principal Activities (Details)	May 30, 2024	Apr. 11, 2024
Scenovo Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		51.00%
Techjoy Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		70.00%
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	51.00%